Goodwill and intangible assets (Details 3) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leqvio [member]
Disclosure of detailed information about intangible assets [line items]
Carrying value	$ 6.8	$ 7.4
Remaining amortisation period	12 years	13 years
Zolgensma [member]
Disclosure of detailed information about intangible assets [line items]
Carrying value	$ 5.2	$ 5.9
Remaining amortisation period	7 years	8 years